Document and Entity Information	12 Months Ended
	Apr. 30, 2012	Oct. 12, 2012
Document And Entity Information
Entity Registrant Name	Petro River Oil Corp.
Entity Central Index Key	0001172298
Document Type	20-F
Document Period End Date	Apr. 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--04-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	14,078,949	14,078,949
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012